UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Alabama — 3.7%
Alabama Incentives Financing Authority, RB, Series A, 5.00%, 9/01/42	$2,450	$2,742,506
Birmingham Water Works Board, RB, Series B:
5.00%, 1/01/38	270	303,674
5.00%, 1/01/43	570	637,613
Selma IDB, RB, International Paper Company Project, 5.38%, 12/01/35	275	304,241

		3,988,034

Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 6/01/46	330	293,981

California — 9.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,538,234
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	1,068,721
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	1,000	1,090,110
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,750	2,002,070
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,859,040
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,275	1,569,079
5.00%, 4/01/37	1,000	1,137,350

		10,264,604

Colorado — 1.7%
City & County of Denver Colorado, Refunding ARB, Series B, 5.00%, 11/15/37	450	511,389
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,095	1,277,602

		1,788,991

Florida — 3.1%
City of Jacksonville Florida, Refunding RB, Better Jacksonville, Series A, 5.00%, 10/01/30	565	653,095
JEA Electric System, Refunding RB, Sub-Series C, 5.00%, 10/01/37 (a)	1,695	1,926,622

	Par (000)	Value
Municipal Bonds

Florida (concluded)
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	$930	$760,135

		3,339,852

Georgia — 1.8%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,565	1,911,491

Illinois — 15.1%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	1,000	1,141,610
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue:
5.25%, 12/01/31	1,060	1,234,094
5.25%, 12/01/36	310	355,617
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series C (AGM), 6.50%, 1/01/41	2,955	3,827,759
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	385	442,750
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/32	285	326,279
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/32	135	154,553
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	1,000	1,199,230
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	2,024,816
Illinois Finance Authority, Refunding RB:
North Western Memorial Healthcare, 5.00%, 8/15/37	225	257,126
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,253,229
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38 (a)	740	836,844
Metropolitan Pier & Exposition Authority, Refunding RB, Mccormick Place Project, Series B, 5.00%, 12/15/28	1,010	1,174,549
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	843,332
6.00%, 6/01/28	195	238,132

		16,309,920

Indiana — 2.4%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,625,414

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Kansas — 3.4%
Kansas Development Finance Authority, Refunding RB, Adventist Health System, Sunbelt Obligated Group:
5.50%, 11/15/29	$1,600	$1,875,344
5.00%, 11/15/32	1,525	1,758,417

		3,633,761

Kentucky — 1.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	660	789,585
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	500	609,295

		1,398,880

Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	715	857,557
Louisiana State University & Agricultural & Mechanical College, RB, 5.00%, 7/01/37	220	251,055

		1,108,612

Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,270	1,627,111

Massachusetts — 2.2%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	1,000	1,169,070
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	1,000	1,157,140

		2,326,210

Michigan — 3.3%
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	915	1,082,518
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,199,620
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	995	1,274,764

		3,556,902

	Par (000)	Value
Municipal Bonds

Mississippi — 2.1%
Mississippi Development Bank, Refunding RB:
Jackson Mississippi Water & Sewer System, Series A, 5.00%, 9/01/30	$1,495	$1,736,831
Jackson Public School District, Series A, 5.00%, 4/01/28	500	570,485

		2,307,316

Nevada — 3.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,867,968
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	1,825	2,144,320

		4,012,288

New Jersey — 3.7%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,140	1,263,792
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
5.88%, 12/15/38	1,295	1,530,755
5.50%, 6/15/41	1,000	1,171,960

		3,966,507

New York — 5.3%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,187,250
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	605	723,332
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,777,833

		5,688,415

North Carolina — 1.5%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/32	1,335	1,562,137

Ohio — 1.1%
The Ohio State University, RB, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	1,040	1,206,099

Pennsylvania — 4.0%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	581,460

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB:
Motor License Fund-Enhanced, 5.00%, 12/01/36	$280	$317,607
Motor License Fund-Enhanced, 5.00%, 12/01/38	245	275,338
Sub-Series A, 5.63%, 12/01/31	1,250	1,461,875
Sub-Series A, 6.00%, 12/01/41	1,500	1,704,045

		4,340,325

Puerto Rico — 2.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,605	2,795,217

South Carolina — 1.8%
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School (a):
5.00%, 12/01/29	775	920,863
5.00%, 12/01/30	890	1,052,176

		1,973,039

Texas — 15.5%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
6.00%, 1/01/41	1,670	1,951,061
Series A, 5.00%, 1/01/33 (a)	215	236,984
City of Brownsville Texas Utilities System, Refunding RB, Series A, 5.00%, 9/01/29 (a)	615	719,452
City of Houston, GO, Refunding, Public Improvement, Series A, 5.00%, 3/01/38 (a)	395	456,742
City of Houston Texas, Refunding RB, Utility System, Series D, 5.00%, 11/15/42	1,000	1,145,220
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	890	1,053,716
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/18 (b)	500	663,755
Houston Community College System, GO, Limited Tax, 5.00%, 2/15/36	145	168,690
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19 (b)	5	6,319
5.50%, 5/15/19 (b)	80	101,100
5.50%, 5/15/19 (b)	5	6,275
5.50%, 5/15/33	1,910	2,210,882

	Par (000)	Value
Municipal Bonds

Texas (concluded)
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	$1,000	$1,188,820
North Texas Tollway Authority, Refunding RB:
First Tier, Series B, 5.00%, 1/01/42	1,070	1,189,080
System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,150,220
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,905	2,283,600
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,505	1,809,552
Texas Transportation Commission, Refunding RB, First Tier, Series A, 5.00%, 8/15/41	330	359,660

		16,701,128

Utah — 2.1%
Utah Transit Authority, Refunding RB, Sales Tax Revenue, Subordinated, 5.00%, 6/15/42	2,000	2,262,580

Virginia — 5.2%
Fairfax County IDA, RB, Inova Health System Project, Series A, 5.00%, 5/15/40	520	593,413
Norfolk EDA, Refunding RB, Sentara Healthcare, Series B, 5.00%, 11/01/36	3,205	3,668,860
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (b)	1,000	1,308,910

		5,571,183

Wisconsin — 2.9%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	925	1,041,938
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health Inc., Series A, 5.00%, 4/01/42	235	262,272
Froedtert & Community Health Inc., Series C, 5.25%, 4/01/39	1,675	1,858,781

		3,162,991

Total Municipal Bonds – 101.8%		109,722,988

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)

California — 19.8%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (d)	$1,995	$2,318,050
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,689,080
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (d)	2,630	3,165,731
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	3,898	4,825,866
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	458,936
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	4,214	4,927,674
University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,807,295
University of California, Refunding RB, Series G, 5.00%, 5/15/37	1,000	1,148,845

		21,341,477

District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (d)	1,395	1,701,463
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/39	1,799	2,101,865

		3,803,328

Florida — 0.5%
County of Miami-Dade Florida, Refunding RB, Transit System, Sales Surtax, 5.00%, 7/01/42	490	552,117

Illinois — 4.0%
City of Chicago Illinois, Refunding RB, Second Lien Water Project, 5.00%, 11/01/42	760	860,310
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,445,036

		4,305,346

Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior, Series B, 5.00%, 10/15/41	1,490	1,719,564

Nevada — 5.0%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	3,005,100

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)

Nevada (concluded)
Clark County Water Reclamation District, GO (concluded):
Series B, 5.50%, 7/01/29	$1,994	$2,436,562

		5,441,662

New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (d)	1,094	1,280,927

New Jersey — 3.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGM), 5.00%, 12/15/32	2,000	2,263,220
Series B, 5.25%, 6/15/36 (d)	1,640	1,873,766

		4,136,986

New York — 13.8%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,670,087
New York City Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 6/15/45	1,500	1,697,662
Series FF-2, 5.50%, 6/15/40	1,994	2,353,985
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,731,600
New York City Transitional Finance Authority, RB, Second Sub-Series E-1, 5.00%, 2/01/42	860	979,934
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	2,205	2,532,452
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	1,300	1,541,748
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	2,000	2,324,820

		14,832,288

Ohio — 1.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	1,560	1,751,818

Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax, Senior Series C, 5.25%, 8/01/40	880	953,418

Texas — 6.2%
City of San Antonio Texas, Refunding RB, Electric & Gas Systems, Series A, 5.25%, 2/01/31 (d)	2,025	2,381,541

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2013	4

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)

Texas (concluded)
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children's Hospital Project, 5.50%, 10/01/39	$2,750	$3,230,645
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	1,005	1,131,700

		6,743,886

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	1,036,202

Washington — 1.5%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	1,380	1,599,443

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 64.4%		69,498,462

Total Long-Term Investments (Cost – $159,217,632) – 166.2%		179,221,450

	Shares	Value

Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	2,552,005	$2,552,005

Total Short-Term Securities (Cost – $2,552,005) – 2.4%	2,552,005

Total Investments (Cost - $161,769,637*) – 168.6%	181,773,455
Liabilities in Excess of Other Assets – (4.2)%	(4,562,138)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (32.7)%	(35,213,158)
VRDP Shares, at Liquidation Value – (31.7)%	(34,200,000)

Net Assets Applicable to Common Shares – 100.0%	$107,798,159

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$127,127,166
	Gross unrealized appreciation	$20,238,271
	Gross unrealized depreciation	(787,772)

	Net unrealized appreciation	$19,450,499

Notes to Schedule of Investments
(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co.	$1,073,828	$11,026
Pershing LLC	$1,176,194	$8,885
Wells Fargo & Co.	$3,899,661	$36,969

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from 10/01/16 to 6/15/19, is $7,176,593.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income

FFI Institutional Tax-Exempt Fund	1,631,769	920,236	2,552,005	$175

(f)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts as of April 30, 2013 were as follows:

	Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

	(99)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$13,202,578	$(134,016)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2013	6

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$179,221,450	—	$179,221,450
Short-Term Securities	$2,552,005	$—	—	$2,552,005
Total	$2,552,005	$179,221,450	—	$181,773,455

1 See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(134,016)	—	—	$(134,016)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$131,000	—	—	$131,000
Liabilities:
TOB trust certificates	—	$(35,195,790)	—	(35,195,790)
VMTP shares	—	(34,200,000)	—	(34,200,000)
Total	$131,000	$(69,395,790)	—	$(69,264,790)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2013	7

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Income Investment Trust

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Income Investment Trust

Date: June 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Municipal Income Investment Trust

Date: June 24, 2013